Restricted Stock Plan - Additional Information (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2008	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Maximum Number of Shares Per Employee	25,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period		9 years 3 months
Share Based Compensation Arrangement By Share Based Payment Award Contractual Period		9 years 6 months
Allocated Share-based Compensation Expense		$ 163,000	$ 147,000
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense		55,000	50,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options		$ 728,000	$ 660,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition		3 years 8 months 12 days
Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	500,000
Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award Contractual Period		9 years 6 months